Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.60%
Aerospace & Defense–0.49%
Curtiss-Wright Corp.	10,338	$1,226,087
Apparel Retail–1.42%
Ross Stores, Inc.	29,468	3,533,508
Apparel, Accessories & Luxury Goods–0.75%
Tapestry, Inc.	45,472	1,873,901
Application Software–6.18%
Aspen Technology, Inc.(b)	9,886	1,426,846
Citrix Systems, Inc.	12,132	1,702,848
Manhattan Associates, Inc.(b)	32,246	3,785,035
Paylocity Holding Corp.(b)	13,296	2,391,020
Q2 Holdings, Inc.(b)	11,477	1,149,995
Synopsys, Inc.(b)	19,925	4,937,017
		15,392,761
Asset Management & Custody Banks–1.02%
Northern Trust Corp.	24,104	2,533,571
Auto Parts & Equipment–1.06%
Visteon Corp.(b)	21,592	2,633,144
Automotive Retail–2.88%
CarMax, Inc.(b)	21,822	2,894,906
O’Reilly Automotive, Inc.(b)	8,447	4,284,741
		7,179,647
Biotechnology–1.69%
Neurocrine Biosciences, Inc.(b)	23,630	2,298,018
Seagen, Inc.(b)	13,742	1,908,214
		4,206,232
Building Products–1.69%
Trane Technologies PLC	25,422	4,208,866
Cable & Satellite–1.86%
Liberty Broadband Corp., Class C(b)	30,952	4,647,443
Communications Equipment–0.83%
Motorola Solutions, Inc.	11,029	2,074,003
Construction Materials–1.80%
Vulcan Materials Co.	26,641	4,495,669
Data Processing & Outsourced Services–2.48%
Fiserv, Inc.(b)	52,013	6,191,628
Distillers & Vintners–1.61%
Constellation Brands, Inc., Class A	17,614	4,015,992
Diversified Chemicals–1.59%
Eastman Chemical Co.	35,878	3,950,885
Drug Retail–0.81%
Walgreens Boots Alliance, Inc.	36,952	2,028,665
Electric Utilities–0.83%
American Electric Power Co., Inc.	24,353	2,062,699
Shares		Value
Electrical Components & Equipment–3.35%
Hubbell, Inc.	21,713	$4,057,943
Rockwell Automation, Inc.	16,189	4,297,208
		8,355,151
Electronic Equipment & Instruments–2.15%
Keysight Technologies, Inc.(b)	37,390	5,361,726
Environmental & Facilities Services–1.72%
Republic Services, Inc.	43,052	4,277,216
Financial Exchanges & Data–2.43%
Intercontinental Exchange, Inc.	31,186	3,482,853
Tradeweb Markets, Inc., Class A	34,622	2,562,028
		6,044,881
Food Distributors–1.43%
Sysco Corp.	45,350	3,570,859
Gas Utilities–2.40%
Atmos Energy Corp.	37,397	3,696,693
Southwest Gas Holdings, Inc.	33,060	2,271,553
		5,968,246
General Merchandise Stores–1.01%
Dollar General Corp.	12,441	2,520,795
Health Care Equipment–4.25%
Boston Scientific Corp.(b)	54,862	2,120,416
Edwards Lifesciences Corp.(b)	14,747	1,233,439
Hill-Rom Holdings, Inc.	27,069	2,990,583
Teleflex, Inc.	10,204	4,239,354
		10,583,792
Health Care Facilities–1.29%
HCA Healthcare, Inc.	17,056	3,212,327
Health Care Services–2.21%
Guardant Health, Inc.(b)	11,692	1,784,783
LHC Group, Inc.(b)	19,427	3,714,637
		5,499,420
Health Care Supplies–1.08%
Cooper Cos., Inc. (The)	7,022	2,697,080
Homebuilding–1.86%
D.R. Horton, Inc.	52,004	4,634,597
Human Resource & Employment Services–2.02%
ASGN, Inc.(b)	28,030	2,675,183
Korn Ferry	37,659	2,348,792
		5,023,975
Hypermarkets & Super Centers–1.20%
BJ’s Wholesale Club Holdings, Inc.(b)	66,469	2,981,799
Industrial Machinery–4.72%
Evoqua Water Technologies Corp.(b)	115,326	3,033,074
ITT, Inc.	40,988	3,726,219

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund

Shares		Value
Industrial Machinery–(continued)
Stanley Black & Decker, Inc.	25,013	$4,994,346
		11,753,639
Industrial REITs–1.19%
Duke Realty Corp.	70,456	2,954,220
Insurance Brokers–1.62%
Arthur J. Gallagher & Co.	32,323	4,032,941
Interactive Home Entertainment–2.50%
Electronic Arts, Inc.	21,175	2,866,460
Zynga, Inc., Class A(b)	330,373	3,373,108
		6,239,568
Interactive Media & Services–0.67%
Snap, Inc., Class A(b)	31,835	1,664,652
Internet & Direct Marketing Retail–0.53%
eBay, Inc.	21,515	1,317,579
Investment Banking & Brokerage–1.39%
Raymond James Financial, Inc.	28,178	3,453,496
IT Consulting & Other Services–0.82%
Amdocs Ltd.	29,037	2,036,946
Leisure Products–0.79%
Peloton Interactive, Inc., Class A(b)	17,478	1,965,226
Managed Health Care–1.10%
Humana, Inc.	6,538	2,741,057
Metal & Glass Containers–1.30%
Silgan Holdings, Inc.	77,280	3,248,078
Multi-Utilities–1.30%
CMS Energy Corp.	52,909	3,239,089
Office REITs–1.84%
Alexandria Real Estate Equities, Inc.	27,928	4,588,570
Oil & Gas Equipment & Services–1.34%
Baker Hughes Co., Class A	86,163	1,861,982
Schlumberger Ltd.	54,063	1,469,973
		3,331,955
Oil & Gas Refining & Marketing–0.60%
Valero Energy Corp.	20,727	1,484,053
Oil & Gas Storage & Transportation–1.45%
Magellan Midstream Partners L.P.	51,345	2,226,319
Shell Midstream Partners L.P.	104,403	1,392,736
		3,619,055
Pharmaceuticals–1.33%
Catalent, Inc.(b)	31,584	3,326,111
Shares		Value
Property & Casualty Insurance–1.04%
Progressive Corp. (The)	27,105	$2,591,509
Regional Banks–3.07%
East West Bancorp, Inc.	31,305	2,310,309
First Citizens BancShares, Inc., Class A	2,753	2,300,875
PNC Financial Services Group, Inc. (The)	17,276	3,030,383
		7,641,567
Research & Consulting Services–2.02%
CACI International, Inc., Class A(b)	20,409	5,034,084
Residential REITs–1.12%
American Homes 4 Rent, Class A	83,505	2,784,057
Semiconductor Equipment–3.19%
KLA Corp.	14,024	4,633,530
MKS Instruments, Inc.	17,912	3,321,243
		7,954,773
Semiconductors–1.72%
Analog Devices, Inc.	27,612	4,282,069
Soft Drinks–0.78%
Coca-Cola European Partners PLC (United Kingdom)	37,132	1,936,805
Specialized REITs–1.89%
Equinix, Inc.	1,806	1,227,339
Lamar Advertising Co., Class A	37,080	3,482,554
		4,709,893
Specialty Stores–1.22%
Tractor Supply Co.	17,233	3,051,620
Trading Companies & Distributors–1.67%
Fastenal Co.	82,639	4,155,089
Total Common Stocks & Other Equity Interests (Cost $184,620,026)		248,124,266
Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	377,195	377,195
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	331,723	331,856
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	431,079	431,079
Total Money Market Funds (Cost $1,140,055)		1,140,130
TOTAL INVESTMENTS IN SECURITIES–100.06% (Cost $185,760,081)		249,264,396
OTHER ASSETS LESS LIABILITIES—(0.06)%		(152,720)
NET ASSETS–100.00%		$249,111,676
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$664,176	$6,910,260	$(7,197,241)	$-	$-	$377,195	$80
Invesco Liquid Assets Portfolio, Institutional Class	585,249	4,935,900	(5,189,351)	(98)	156	331,856	54
Invesco Treasury Portfolio, Institutional Class	759,058	7,897,440	(8,225,419)	-	-	431,079	31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	743,763	2,497,891	(3,241,654)	-	-	-	6*
Invesco Private Prime Fund	1,115,645	3,293,652	(4,409,407)	-	110	-	70*
Total	$3,867,891	$25,535,143	$(28,263,072)	$(98)	$266	$1,140,130	$241

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco V.I. Mid Cap Core Equity Fund to Invesco V.I. Main Street Mid Cap Fund.
Invesco V.I. Main Street Mid Cap Fund